Interest Expense on DFA - Summary of Interest Expense on DFA (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Interest expense on DFA	$ 30,263,042	$ 13,462,160
Total interest expense on DFA	$ 30,263,042	$ 13,462,160	$ 0